Note 21 Non current assets and disposal groups classified as held for sale changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		€ 85,987	€ 3,079
Non-current assets or disposal groups classified as held for sale		1,061	85,987	€ 3,079
Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		86,581	3,622	2,629
Additions		768	83,551	2,351
Contributions from merger transactions		0	0	2
Retirements sales and other decreases		(83,509)	(523)	(1,229)
Transfers other movements and exchage differences		(2,128)	(48)	(131)
Disposals by companies held for sale		0	(21)	0
Non-current assets or disposal groups classified as held for sale		1,711	86,581	3,622
Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		594	543	628
Additions		97	103	72
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(78)	(69)	(186)
Transfers other movements and exchage differences		36	18	24
Disposals by companies held for sale		0	(1)
Additions transfer to discontinued operations		0	0	5
Non-current assets or disposal groups classified as held for sale		650	594	543
Balance at the end of net carrying value		1,061	85,987	3,079
Foreclosed assets [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		1,398	1,648	2,211
Additions		245	285	665
Contributions from merger transactions		0	0	2
Retirements sales and other decreases		(298)	(288)	(1,023)
Transfers other movements and exchage differences		(127)	(228)	(207)
Disposals by companies held for sale		0	(19)	0
Non-current assets or disposal groups classified as held for sale		1,218	1,398	1,648
Foreclosed assets [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		386	411	504
Additions		36	74	67
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(65)	(56)	(164)
Transfers other movements and exchage differences		24	(42)	(1)
Disposals by companies held for sale		0	(1)
Additions transfer to discontinued operations		0	0	5
Non-current assets or disposal groups classified as held for sale		381	386	411
Balance at the end of net carrying value		837	1,012	1,237
Property, plant and equipment [member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	391	258	389
Additions	[1]	0	0	10
Contributions from merger transactions	[1]	0	0	0
Retirements sales and other decreases	[1]	(39)	(45)	(206)
Transfers other movements and exchage differences	[1]	100	180	65
Disposals by companies held for sale	[1]	0	(2)	0
Non-current assets or disposal groups classified as held for sale	[1]	452	391	258
Property, plant and equipment [member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	208	132	124
Additions	[1]	62	29	5
Contributions from merger transactions	[1]	0	0	0
Retirements sales and other decreases	[1]	(13)	(13)	(22)
Transfers other movements and exchage differences	[1]	12	60	25
Disposals by companies held for sale	[1]	0	0
Additions transfer to discontinued operations	[1]	0	0	0
Non-current assets or disposal groups classified as held for sale	[1]	269	208	132
Balance at the end of net carrying value	[1]	183	183	126
Companies held for sale [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	84,792	1,716	29
Additions	[2]	522	83,266	1,676
Contributions from merger transactions	[2]	0	0	0
Retirements sales and other decreases	[2]	(83,172)	(190)	0
Transfers other movements and exchage differences	[2]	(2,100)	0	11
Disposals by companies held for sale	[2]		0
Non-current assets or disposal groups classified as held for sale	[2]	41	84,792	1,716
Companies held for sale [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	0	0	0
Additions	[2]	0	0	0
Contributions from merger transactions	[2]	0	0	0
Retirements sales and other decreases	[2]	0	0	0
Transfers other movements and exchage differences	[2]	0	0	0
Disposals by companies held for sale	[2]	0	0	0
Additions transfer to discontinued operations	[2]	0	0	0
Non-current assets or disposal groups classified as held for sale	[2]	0	0	0
Balance at the end of net carrying value	[2]	€ 41	€ 84,792	€ 1,716

[1]	(*) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.
[2]	(** ) In 2020, the variation corresponds mainly to the USA Sale agreement of BBVA USA and in 2019 to the BBVA's stake in BBVA Paraguay (see Note 3).